RELATED PARTY DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Related Party Transactions	$ 2,711,489	$ 3,442,838	$ 2,621,678
Directors and Officers
Statement [Line Items]
Related Party Transactions	1,580,504	2,260,806	2,057,592
LinxPartners Ltd.
Statement [Line Items]
Related Party Transactions	997,672	1,029,673	489,254
MakevCo Consulting Inc.
Statement [Line Items]
Related Party Transactions	70,499	80,139	38,309
Sophir Asia Ltd.
Statement [Line Items]
Related Party Transactions	$ 62,814	$ 72,220	$ 36,523